Document and Entity Information	0 Months Ended
Oct. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 29, 2014
Registrant Name	Capital Guardian Funds Trust
Central Index Key	0001589161
Amendment Flag	false
Document Creation Date	Oct. 29, 2014
Document Effective Date	Oct. 29, 2014
Prospectus Date	Dec. 31, 2013
Capital Guardian Core Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	CGBFX
Capital Guardian Core Balanced Fund | Institutional Class
Risk/Return:
Trading Symbol	CGBNX